Management Report - Segment Results of Operations	12 Months Ended
Dec. 31, 2017
Segment Results of Operations [Abstract]
Disclosure of Segment Results of Operations [text block]

Segment Results of Operations

	2017
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Deutsche Asset Management	Non-Core Operations Unit	Consoli- dation & Adjust- ments	Total Consolidated
Net revenues[1]	14,226	10,178	2,532	–	(488)	26,447
Provision for credit losses	213	313	(1)	–	(0)	525
Noninterest expenses
Compensation and benefits	4,273	3,979	778	–	3,223	12,253
General and administrative expenses	8,782	5,166	1,025	–	(3,000)	11,973
Policyholder benefits and claims	0	0	0	–	0	0
Impairment of goodwill and other intangible assets	6	12	3	–	0	21
Restructuring activities	82	360	6	–	(0)	447
Total noninterest expenses	13,143	9,518	1,811	–	223	24,695
Noncontrolling interests	26	(12)	1	–	(16)	0
Income (loss) before income taxes	843	359	720	–	(695)	1,228
Cost/income ratio	92%	94%	72%	–	0%	93%
Assets[2]	1,127,028	333,069	8,050	–	6,586	1,474,732
Additions to non-current assets	125	551	60	–	1,067	1,803
Risk-weighted assets[3]	231,574	87,472	8,432	–	16,734	344,212
CRD 4 leverage exposure measure (spot value at reporting date)	1,029,946	344,087	2,870	–	17,983	1,394,886
Average shareholders' equity	44,169	14,934	4,725	–	99	63,926
Post-tax return on average tangible shareholders’ equity[4]	1%	2%	54%	–	N/M	(1) %
Post-tax return on average shareholders’ equity[4]	1%	2%	10%	–	N/M	(1) %

[1] includes:
Net interest income	4,532	5,876	(19)	–	1,989	12,378
Net income (loss) from equity method investments	81	3	44	–	9	137
[2] includes:
Equity method investments	553	91	211	–	10	866

N/M – Not meaningful

[3]Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[4]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 160 % for the year ended December 31, 2017. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 33 % for the year ended December 31, 2017.

	2016
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Deutsche Asset Management	Non-Core Operations Unit	Consoli- dation & Adjust- ments	Total Consolidated
Net revenues[1]	16,763	11,090	3,015	(382)	(471)	30,014
Provision for credit losses	816	439	1	128	(0)	1,383
Noninterest expenses
Compensation and benefits	3,955	4,042	708	68	3,101	11,874
General and administrative expenses	9,655	5,029	1,071	2,678	(2,979)	15,454
Policyholder benefits and claims	0	0	374	0	0	374
Impairment of goodwill and other intangible assets	285	0	1,021	(49)	(0)	1,256
Restructuring activities	299	141	47	4	(7)	484
Total noninterest expenses	14,193	9,212	3,220	2,701	116	29,442
Noncontrolling interests	49	0	0	(4)	(46)	0
Income (loss) before income taxes	1,705	1,439	(206)	(3,207)	(541)	(810)
Cost/income ratio	85%	83%	107%	0%	0%	98%
Assets[2]	1,201,894	329,869	12,300	5,523	40,959	1,590,546
Additions to non-current assets	22	480	1	0	1,517	2,019
Risk-weighted assets[3]	237,596	86,082	8,960	9,174	15,706	357,518
CRD 4 leverage exposure measure (spot value at reporting date)	954,203	342,424	3,126	7,882	40,018	1,347,653
Average shareholders' equity	40,518	15,018	4,864	1,682	0	62,082
Post-tax return on average tangible shareholders’ equity[4]	3%	7%	N/M	N/M	N/M	(3) %
Post-tax return on average shareholders’ equity[4]	3%	6%	(3) %	N/M	N/M	(2) %

[1] includes:
Net interest income	6,314	6,201	326	142	1,724	14,707
Net income (loss) from equity method investments	138	5	44	269	(1)	455
[2] includes:
Equity method investments	698	23	203	98	4	1,027

N/M – Not meaningful

[3] Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[4] The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was (67) % for the year ended December 31, 2016. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 35 % for the year ended December 31, 2016.

	2015
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Deutsche Asset Management	Non-Core Operations Unit	Consoli- dation & Adjust- ments	Total Consolidated
Net revenues[1]	18,899	10,637	3,016	794	179	33,525
Provision for credit losses	393	511	1	51	(0)	956
Noninterest expenses
Compensation and benefits	4,897	4,161	870	86	3,279	13,293
General and administrative expenses	11,662	5,139	1,209	2,921	(2,299)	18,632
Policyholder benefits and claims	0	0	256	0	0	256
Impairment of goodwill and other intangible assets	2,168	3,608	0	0	0	5,776
Restructuring activities	129	586	(2)	(1)	(3)	710
Total noninterest expenses	18,856	13,495	2,334	3,006	976	38,667
Noncontrolling interests	26	0	(0)	1	(27)	0
Income (loss) before income taxes	(376)	(3,370)	682	(2,264)	(770)	(6,097)
Cost/income ratio	100%	127%	77%	0%	0%	115%
Assets[2]	1,236,770	312,732	30,316	23,007	26,305	1,629,130
Additions to non-current assets	3	280	2	3	1,251	1,539
Risk-weighted assets[3]	247,423	92,857	10,757	32,896	12,780	396,714
CRD 4 leverage exposure measure (spot value at reporting date)	1,007,791	329,902	5,354	36,553	15,587	1,395,188
Average shareholders' equity	39,258	14,333	5,352	3,735	6,377	69,055
Post-tax return on average tangible shareholders’ equity[4]	(1) %	(17) %	145%	N/M	N/M	(12) %
Post-tax return on average shareholders’ equity[4]	(1) %	(15) %	8%	N/M	N/M	(10) %

[1] includes:
Net interest income	7,498	6,415	449	272	1,248	15,881
Net income (loss) from equity method investments	68	40	34	20	2	164
[2] includes:
Equity method investments	650	21	182	166	(6)	1,013

N/M – Not meaningful

[3]Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[4]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was (11) % for the year ended December 31, 2015. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 35 % for the year ended December 31, 2015.

Corporate & Investment Bank

				2017 increase (decrease) from 2016		2016 increase (decrease) from 2015
in € m. (unless stated otherwise)	2017	2016	2015	in € m.	in %	in € m.	in %
Net revenues
Global Transaction Banking	3,942	4,421	4,609	(478)	(11)	(188)	(4)
Equity Origination	396	405	658	(8)	(2)	(253)	(38)
Debt Origination	1,327	1,393	1,481	(66)	(5)	(88)	(6)
Advisory	508	495	575	13	3	(80)	(14)
Origination and Advisory	2,231	2,292	2,714	(61)	(3)	(422)	(16)
Financing	2,231	2,375	2,127	(144)	(6)	248	12
Sales & Trading (Equity)	2,085	2,571	3,416	(486)	(19)	(845)	(25)
Sales & Trading (FIC)	4,380	5,087	6,083	(707)	(14)	(996)	(16)
Sales & Trading	6,465	7,658	9,499	(1,193)	(16)	(1,841)	(19)
Other	(644)	17	(51)	(661)	N/M	68	N/M
Total net revenues	14,226	16,763	18,899	(2,537)	(15)	(2,136)	(11)
Provision for credit losses	213	816	393	(603)	(74)	423	108
Noninterest expenses
Compensation and benefits	4,273	3,955	4,897	318	8	(942)	(19)
General and administrative expenses	8,782	9,655	11,662	(872)	(9)	(2,007)	(17)
Policyholder benefits and claims	0	0	0	0	N/M	0	N/M
Impairment of goodwill and other intangible assets	6	285	2,168	(279)	(98)	(1,883)	(87)
Restructuring activities	82	299	129	(217)	(73)	169	131
Total noninterest expenses	13,143	14,193	18,856	(1,050)	(7)	(4,663)	(25)
Noncontrolling interests	26	49	26	(23)	(46)	23	89
Income (loss) before income taxes	843	1,705	(376)	(861)	(51)	2,080	N/M
Cost/income ratio	92%	85%	100%	N/M	8 ppt	N/M	(15) ppt
Assets[1]	1,127,028	1,201,894	1,236,770	(74,866)	(6)	(34,876)	(3)
Risk-weighted assets[2]	231,574	237,596	247,423	(6,022)	(3)	(9,827)	(4)
Average shareholders' equity[3]	44,169	40,518	39,258	3,651	9	1,260	3
Post-tax return on average tangible shareholders’ equity	1%	3%	(1) %	N/M	(2) ppt	N/M	4 ppt
Post-tax return on average shareholders' equity	1%	3%	(1) %	N/M	(2) ppt	N/M	3 ppt

N/M – Not meaningful

[1]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

[2]Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[3]See Note 4 “Business Segments and Related Information” to the consolidated financial statements for a description of how average shareholders' equity is allocated to the divisions.

Private & Commercial Bank

				2017 increase (decrease) from 2016		2016 increase (decrease) from 2015
in € m. (unless stated otherwise)	2017	2016	2015	in € m.	in %	in € m.	in %
Net revenues:
Private & Commercial Clients	5,013	5,225	5,603	(213)	(4)	(377)	(7)
Postbank	3,124	3,366	3,112	(242)	(7)	254	8
Wealth Management	2,041	1,880	2,097	161	9	(217)	(10)
Hua Xia	0	618	(175)	(618)	(100)	793	N/M
Total net revenues	10,178	11,090	10,637	(912)	(8)	453	4
thereof:
Net interest income	5,876	6,201	6,415	(325)	(5)	(214)	(3)
Commissions and fee income	3,367	3,395	3,816	(28)	(1)	(421)	(11)
Remaining income	935	1,494	406	(559)	(37)	1,088	N/M
Provision for credit losses	313	439	511	(126)	(29)	(73)	(14)
Noninterest expenses:
Compensation and benefits	3,979	4,042	4,161	(63)	(2)	(119)	(3)
General and administrative expenses	5,166	5,029	5,139	138	3	(110)	(2)
Policyholder benefits and claims	0	0	0	0	N/M	0	N/M
Impairment of goodwill and other intangible assets	12	0	3,608	12	N/M	(3,608)	N/M
Restructuring activities	360	141	586	219	155	(445)	(76)
Total noninterest expenses	9,518	9,212	13,495	306	3	(4,283)	(32)
Noncontrolling interests	(12)	0	0	(12)	N/M	0	3
Income (loss) before income taxes	359	1,439	(3,370)	(1,080)	(75)	4,809	N/M
Cost/income ratio	94%	83%	127%	N/M	10 ppt	N/M	(44) ppt
Assets[1]	333,069	329,869	312,731	3,200	1	17,138	5
Risk-weighted assets[2]	87,472	86,082	92,857	1,390	2	(6,776)	(7)
Average shareholders' equity[3]	14,934	15,018	14,333	(84)	(1)	685	5
Post-tax return on average tangible shareholders’ equity	2%	7%	(17) %	N/M	(5) ppt	N/M	25 ppt
Post-tax return on average shareholders' equity	2%	6%	(15) %	N/M	(5) ppt	N/M	22 ppt

N/M – Not meaningful

[1]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

[2]Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[3]See Note 4 “Business Segments and Related Information” to the consolidated financial statements for a description of how average shareholders’ equity is allocated to the divisions.

Deutsche Asset Management

				2017 increase (decrease) from 2016		2016 increase (decrease) from 2015
in € m. (unless stated otherwise)	2017	2016	2015	in € m.	in %	in € m.	in %
Net revenues
Management Fees	2,215	2,161	2,299	53	2	(138)	(6)
Performance and transaction fees	199	219	246	(20)	(9)	(28)	(11)
Other revenues	118	239	213	(121)	(51)	25	12
Mark-to-market movements on policyholder positions in Abbey Life	0	396	258	(396)	N/M	139	54
Total net revenues	2,532	3,015	3,016	(483)	(16)	(1)	(0)
Provision for credit losses	(1)	1	1	(1)	N/M	(0)	(4)
Noninterest expenses
Compensation and benefits	778	708	870	70	10	(163)	(19)
General and administrative expenses	1,025	1,071	1,209	(47)	(4)	(138)	(11)
Policyholder benefits and claims	0	374	256	(374)	(100)	117	46
Impairment of goodwill and other intangible assets	3	1,021	0	(1,018)	(100)	1,021	N/M
Restructuring activities	6	47	(2)	(41)	(88)	49	N/M
Total noninterest expenses	1,811	3,220	2,334	(1,409)	(44)	886	38
Noncontrolling interests	1	0	(0)	1	N/M	1	N/M
Income (loss) before income taxes	720	(206)	682	926	N/M	(888)	N/M
Cost/income ratio	72%	107%	77%	N/M	(35) ppt	N/M	29 ppt
Assets[1]	8,050	12,300	30,316	(4,250)	(35)	(18,016)	(59)
Risk-weighted assets[2]	8,432	8,960	10,757	(528)	(6)	(1,797)	(17)
Average shareholders' equity[3]	4,725	4,864	5,352	(139)	(3)	(489)	(9)
Post-tax return on average tangible shareholders’ equity	55%	N/M	145%	N/M	N/M	N/M	N/M
Post-tax return on average shareholders' equity	10%	(3)%	8%	N/M	13 ppt	N/M	(11) ppt

N/M – Not meaningful

[1]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

[2]Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[3]See Note 4 “Business Segments and Related Information” to the consolidated financial statements for a description of how average shareholders’ equity is allocated to the divisions.

Non-Core Operations Unit

				2017 increase (decrease) from 2016		2016 increase (decrease) from 2015
in € m. (unless stated otherwise)	2017	2016	2015	in € m.	in %	in € m.	in %
Net revenues	–	(382)	794	382	N/M	(1,176)	N/M
thereof:
Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	–	(1,307)	(362)	1,307	N/M	(944)	N/M
Provision for credit losses	–	128	51	(128)	N/M	76	148
Noninterest expenses
Compensation and benefits	–	68	86	(68)	N/M	(18)	(20)
General and administrative expenses	–	2,678	2,921	(2,678)	N/M	(243)	(8)
Policyholder benefits and claims	–	0	0	0	N/M	0	N/M
Impairment of goodwill and other intangible assets	–	(49)	0	49	N/M	(49)	N/M
Restructuring activities	–	4	(1)	(4)	N/M	5	N/M
Total noninterest expenses	–	2,701	3,006	(2,701)	N/M	(304)	(10)
Noncontrolling interests	–	(4)	1	4	N/M	(5)	N/M
Income (loss) before income taxes	–	(3,207)	(2,264)	3,207	N/M	(943)	42
Assets[1]	–	5,523	23,007	(5,523)	N/M	(17,485)	(76)
Risk-weighted assets[2]	–	9,174	32,896	(9,174)	N/M	(23,722)	(72)
Average shareholders' equity[3]	–	1,682	3,735	(1,682)	N/M	(2,052)	(55)

N/M – Not meaningful

[1]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

[2]Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[3]See Note 4 “Business Segments and Related Information” to the consolidated financial statements for a description of how average shareholders’ equity is allocated to the divisions.

Consolidation & Adjustments

				2017 increase (decrease) from 2016		2016 increase (decrease) from 2015
in € m. (unless stated otherwise)	2017	2016	2015	in € m.	in %	in € m.	in %
Net revenues[1]	(488)	(471)	179	(16)	3	(650)	N/M
Provision for credit losses	(0)	(0)	(0)	0	(19)	(0)	N/M
Noninterest expenses
Compensation and benefits	3,223	3,101	3,279	122	4	(178)	(5)
General and administrative expenses	(3,000)	(2,979)	(2,299)	(21)	1	(679)	30
Policyholder benefits and claims	0	0	0	0	N/M	0	N/M
Impairment of goodwill and other intangible assets	0	(0)	0	0	N/M	(0)	N/M
Restructuring activities	(0)	(7)	(3)	6	(98)	(3)	99
Total noninterest expenses	223	116	976	107	93	(860)	(88)
Noncontrolling interests	(16)	(46)	(27)	30	(65)	(19)	70
Income (loss) before income taxes	(695)	(541)	(770)	(153)	28	229	(30)
Assets[2]	6,586	40,959	26,305	(34,373)	(84)	14,654	56
Risk-weighted assets[3]	16,734	15,706	12,780	1,028	7	2,926	23
Average shareholders' equity[4]	99	0	6,377	99	N/M	(6,377)	N/M

N/M – Not meaningful

[1] Net interest income and noninterest income.

[2] Assets in C&A reflect residual Treasury assets not allocated to the business segments as well as Corporate assets, such as deferred tax assets and central clearing accounts, outside the management responsibility of the business segments.

[3] Risk weighted assets are based upon CRR/CRD 4 fully-loaded. Risk-weighted assets in C&A reflect Treasury and Corporate assets outside the management responsibility of the business segments, primarily the Group’s deferred tax assets.

[4] Average shareholders’ equity in December 2015 represents the difference between the spot values of the segments for the period end and the average Group amount.